SHAREHOLDERS EQUITY - Schedule of receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	R$ 519,965	R$ 80,755
Proposed dividends	828,537	1,085,987
Proposed interest on own capital	107,544	189,378
Business combination	202,968
Dividends received	(1,497,867)	(836,155)
Ending balance	161,147	519,965
Investments in associates [Member]
Disclosure of classes of share capital [line items]
Beginning balance	2,621	3,261
Proposed dividends	278,654	15,786
Proposed interest on own capital
Business combination	202,968
Dividends received	(323,096)	(16,426)
Ending balance	161,147	2,621
Investments in joint venture [Member]
Disclosure of classes of share capital [line items]
Beginning balance	517,344	77,494
Proposed dividends	549,883	1,070,201
Proposed interest on own capital	107,544	189,378
Business combination
Dividends received	(1,174,771)	(819,729)
Ending balance		R$ 517,344